UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Profile I Funds (Initial Class)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of the Funds, which includes details as to offering price and other information.

Great-West Conservative Profile I Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher. One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%.

Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Conservative Profile I Fund (Initial Class shares) returned 7.55%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.85% (composite benchmark return was 6.70%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	10,692.00	10,610.41	11,248.00	10,433.90
2005	11,141.06	11,002.33	11,965.62	10,687.34
2006	12,007.84	11,849.75	13,852.60	11,150.10
2007	12,675.47	12,638.09	14,631.12	11,927.26
2008	10,930.06	11,028.07	9,183.95	12,552.25
2009	13,158.70	12,646.34	11,783.01	13,296.60
2010	14,307.46	13,754.46	13,804.98	14,166.20
2011	14,459.12	14,206.01	13,940.26	15,276.83
2012	15,763.33	15,306.54	16,179.07	15,919.98
2013	16,953.83	16,324.12	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	7.55	9.18%	5.42%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	47.23%
International Equity	6.60
Large Cap Equity	11.16
Mid Cap Equity	5.34
Real Estate Equity	4.98
Small Cap Equity	2.31
Fixed Interest Contract	22.38
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(06/29/13)	(12/31/13)	(06/29/13 - 12/31/13)

Actual	$1,000.00	$1,049.80	$5.12

Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$5.05

*Expenses are equal to the Fund’s annualized expense ratio of 0.98% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.73%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile I Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and

2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher. One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Moderately Conservative Profile I Fund (Initial Class shares) returned 11.83%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.57% (composite benchmark return was 11.26%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	10,966.00	10,873.07	11,248.00	10,433.90
2005	11,617.38	11,445.47	11,965.62	10,687.34
2006	12,767.50	12,697.05	13,852.60	11,150.10
2007	13,585.90	13,560.09	14,631.12	11,927.26
2008	11,125.49	10,882.87	9,183.95	12,552.25
2009	13,583.11	12,840.09	11,783.01	13,296.60
2010	14,946.86	14,153.73	13,804.98	14,166.20
2011	14,936.39	14,462.16	13,940.26	15,276.83
2012	16,518.16	15,854.94	16,179.07	15,919.98
2013	18,471.62	17,632.55	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	11.83%	10.67%	6.33%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	32.70%
International Equity	10.67%
Large Cap Equity	18.03%
Mid Cap Equity	8.63%
Real Estate Equity	4.44%
Small Cap Equity	3.72%
Fixed Interest Contract	21.81%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(06/29/13)	(12/31/13)	(06/29/13 - 12/31/13)

Actual	$1,000.00	$1,072.30	$5.39

Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$5.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.03% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.78%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile I Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher. One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Moderate Profile I Fund (Initial Class shares) returned 16.16%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.19% (composite benchmark return was 15.97%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,134.00	10,995.68	11,248.00	10,433.90
2005	11,834.33	11,640.22	11,965.62	10,687.34
2006	13,252.08	13,115.23	13,852.60	11,150.10
2007	14,196.95	14,029.61	14,631.12	11,927.26
2008	10,890.48	10,462.41	9,183.95	12,552.25
2009	13,551.03	12,654.19	11,783.01	13,296.60
2010	15,114.82	14,109.67	13,804.98	14,166.20
2011	14,924.37	14,226.32	13,940.26	15,276.83
2012	16,752.61	15,865.19	16,179.07	15,919.98
2013	19,460.34	18,392.04	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	16.16%	12.31%	6.88%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	23.75%
International Equity	14.74
Large Cap Equity	24.82
Mid Cap Equity	11.85
Real Estate Equity	3.93
Small Cap Equity	5.08
Fixed Interest Contract	15.83
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(06/29/13)	(12/31/13)	(06/29/13 - 12/31/13)

Actual	$1,000.00	$1,094.90	$5.97

Hypothetical (5% return before expenses)	$1,000.00	$1,019.78	$5.76

*Expenses are equal to the Fund’s annualized expense ratio of 1.11% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.86%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile I Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher.

One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78% for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Moderately Aggressive Profile I Fund (Initial Class shares) returned 20.41%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund outperformed its composite benchmark by 0.21% (composite benchmark return was 20.20%).

Driving these returns was strong performance in a number of key underlying funds, including Great-West MFS International Value, Great-West Templeton Global Bond, and Great-West U.S. Government Mortgage Securities.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,338.00	11,234.29	11,248.00	10,433.90
2005	12,205.36	12,048.51	11,965.62	10,687.34
2006	13,888.48	13,903.06	13,852.60	11,150.10
2007	14,895.39	14,874.36	14,631.12	11,927.26
2008	10,391.02	10,322.14	9,183.95	12,552.25
2009	13,360.78	12,775.60	11,783.01	13,296.60
2010	15,119.06	14,398.63	13,804.98	14,166.20
2011	14,792.49	14,385.28	13,940.26	15,276.83
2012	16,847.16	16,275.81	16,179.07	15,919.98
2013	20,284.83	19,557.40	21,528.06	15,597.81

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; for bonds, the Barclays U.S. Aggregate Bond Index and the Barclays 1-3 Year Credit Bond Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	20.41%	14.31%	7.33%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
Bond	17.76%
International Equity	18.26%
Large Cap Equity	30.73%
Mid Cap Equity	14.65%
Real Estate Equity	3.44%
Small Cap Equity	6.28%
Fixed Interest Contract	8.88%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(06/29/13)	(12/31/13)	(06/29/13 - 12/31/13)

Actual	$1,000.00	$1,116.00	$6.45

Hypothetical (5% return before expenses)	$1,000.00	$1,019.38	$6.16

*Expenses are equal to the Fund’s annualized expense ratio of 1.20% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.95%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile I Fund

Management Discussion

2013 was a banner year for stocks. The S&P 500® Index gained 32.39%, its best showing since 1997. The 2013 gains easily outpaced the gains of the recession rebound years of 2003 and 2009. While much of the market gains were driven by expanding price multiples, earnings growth was also a contributing factor.

Although U.S. equity markets didn’t quite move up in a straight line in 2013, it sometimes felt as if they did. One significant pullback began in May, when the Federal Reserve signaled to financial markets that they intended to scale back their bond-buying program over time. This scaling back of the Federal Reserve’s asset purchases is known colloquially as the Federal Reserve’s “Taper.” Although everyone certainly knew that the Federal Reserve’s unprecedented stimulus measures would not last forever, equity markets sold off on the Taper talk. By July, however, markets had recovered and the S&P 500® Index was again logging all-time highs.

By August, Taper fears had begun to resurface and, along with concerns regarding the then-likely U.S. intervention in the ongoing Syria conflict, again pushed equity markets lower. The Federal Reserve had been widely expected to announce the inception of its Taper program at the September 18 FOMC meeting, but elected to punt the decision until later in the year, driving markets to fresh all-time highs. The actual Taper announcement came three months later on December 18, and the removal of this market uncertainty sent equity markets broadly higher. One macro element with a surprisingly muted impact on financial markets in 2013 was the political environment. The political infighting also seemed to hit all-time highs in 2013, culminating in the October shutdown of the U.S. federal government. The debt-ceiling was soon lumped in with the budget crisis and the word “default” began to creep into the mainstream media reports. Despite this, markets largely shrugged it off.

Outside of the U.S., stock markets also posted big gains, but less than what we’ve experienced on the domestic side. The MSCI EAFE® Index, which measures the performance of non-U.S. developed equity markets (primarily in Europe and developed Asia) logged a return of 22.78%

for the year. Emerging markets was the one real laggard among the major equity asset classes with the MSCI Emerging Markets Index returning -2.60% on the year.

On the other side of Wall Street, however, bond investors consider 2013 as a year they would like to forget. The Barclays U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed income market returned -2.02% in 2013, its first loss since 1999. Bond prices, which move inversely with interest rates, declined broadly upon the signaling of the Federal Reserve’s Taper as interest rates started to creep up. Yields on the 10-year Treasury touched a low of 1.63% in May. By early July, rates had spiked over 100 basis points to 2.73% and they closed the year at 3.04%.

While the drop in bond prices was certainly not a welcome event for investors, it does have some benefits. One downside to ultra-low interest rates is just that—one earns ultra-low rates of interest for holding the securities. Bond funds will now: (a) reinvest their cash flows at higher rates of interest, and (b) roll over maturing bonds into higher yielding bonds. In the long-run this will likely be a positive development for the return profiles of fixed income funds.

One should note that all bonds are not created equal, and that, outside of core fixed income categories, certain types of bonds held up well in 2013. Shorter-term bonds, as measured by the Barclays U.S. Government/Credit 1-3 Year Index managed to eke out a small gain of 0.64%. Also, high yield bonds, as measured by the performance of the Barclays U.S. Corporate High Yield Index posted a respectable 7.44% return, aided by the compression of interest rate spreads.

Finally, real estate, which was the standout performer in 2012 was a laggard in 2013 with the FTSE NAREIT All Equity REITs Index posting a gain of only 2.86% for the year. The change from leader to laggard in the span of one year demonstrates the need for diversification across the various asset classes in investment portfolios.

For the annual period ended December 31, 2013, the Great-West Aggressive Profile I Fund (Initial Class shares) returned 28.85%, relative to 33.06% for the Wilshire 5000 Index and -2.02% for the Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.52% (composite benchmark return was 29.37%).

Driving these returns was strong performance in a number of key underlying funds including Great-West MFS International Value and Great-West Small Cap Growth.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	Composite Index*	Wilshire 5000 Index	Dow Jones U.S. Select REIT Index
	10,000.00	10,000.00	10,000.00	10,000.00
2004	11,689.00	11,477.21	11,248.00	13,316.34
2005	12,715.29	12,458.81	11,965.62	15,156.61
2006	14,691.25	14,811.78	13,852.60	20,609.12
2007	15,737.27	15,851.10	14,631.12	16,991.19
2008	9,436.07	9,708.82	9,183.95	10,330.61
2009	12,550.91	12,548.44	11,783.01	13,270.25
2010	14,502.58	14,389.00	13,804.98	16,995.74
2011	13,863.01	14,002.29	13,940.26	18,587.85
2012	16,143.48	16,309.72	16,179.07	21,770.09
2013	20,800.73	21,094.07	21,528.06	22,034.77

*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced monthly to account for the Fund’s target asset allocations: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for real estate, the Dow Jones U.S. Select REIT Index. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years
Initial Class	28.85%	17.13%	7.60%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2013

Asset Class	% of Fund Investments
International Equity	25.32%
Large Cap Equity	42.68%
Mid Cap Equity	20.35%
Real Estate Equity	2.95%
Small Cap Equity	8.70%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(06/29/13)	(12/31/13)	(06/29/13 - 12/31/13)

Actual	$1,000.00	$1,154.70	$7.33

Hypothetical (5% return before expenses)	$1,000.00	$1,018.68	$6.86

*Expenses are equal to the Fund’s annualized expense ratio of 1.33% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (1.08%).

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
302,054	Great-West Federated Bond Fund Initial Class(a)	$3,156,470
253,723	Great-West Loomis Sayles Bond Fund Initial Class(a)	3,481,077
185,303	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,582,488
241,538	Great-West Short Duration Bond Fund Initial Class(a)	2,504,749
445,703	Great-West Templeton Global Bond Fund Initial Class(a)	4,269,836
280,658	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	3,311,760

TOTAL BOND MUTUAL FUNDS — 47.24%
(Cost $18,492,368)		$18,306,380

EQUITY MUTUAL FUNDS
57,214	Great-West American Century Growth Fund Initial Class(a)	714,606
135,585	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,658,204
24,849	Great-West Invesco Small Cap Value Fund Initial Class(a)	296,448
10,717	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	295,479
67,039	Great-West MFS International Growth Fund Initial Class(a)	848,042
153,987	Great-West MFS International Value Fund Initial Class(a)	1,710,801

Shares		Fair Value

Equity Mutual Funds — (continued)
84,490	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$724,924
103,720	Great-West Putnam Equity Income Fund Initial Class(a)	1,444,817
193,256	Great-West Real Estate Index Fund Initial Class(a)	1,930,629
13,906	Great-West Small Cap Growth Fund Initial Class(a)	303,148
72,845	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,441,598
18,703	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	412,016

TOTAL EQUITY MUTUAL FUNDS — 30.40%
(Cost $10,733,233)		$11,780,712

Account Balance

FIXED INTEREST CONTRACT
8,672,933(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	8,672,933

TOTAL FIXED INTEREST CONTRACT — 22.38%
(Cost $8,672,933)		$8,672,933

TOTAL INVESTMENTS — 100.02%
(Cost $37,898,534)		$38,760,025

OTHER ASSETS & LIABILITIES — (0.02)%		$(8,584)
TOTAL NET ASSETS — 100.00%		$38,751,441

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
413,312	Great-West Federated Bond Fund Initial Class(a)	$4,319,110
348,896	Great-West Loomis Sayles Bond Fund Initial Class(a)	4,786,858
254,491	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,173,353
610,538	Great-West Templeton Global Bond Fund Initial Class(a)	5,848,950
384,132	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	4,532,753

TOTAL BOND MUTUAL FUNDS — 32.71%
(Cost $21,924,391)		$21,661,024

EQUITY MUTUAL FUNDS
157,901	Great-West American Century Growth Fund Initial Class(a)	1,972,189
374,427	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	4,579,241
68,481	Great-West Invesco Small Cap Value Fund Initial Class(a)	816,981
29,574	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	815,366
184,544	Great-West MFS International Growth Fund Initial Class(a)	2,334,479
426,085	Great-West MFS International Value Fund Initial Class(a)	4,733,800

Shares			Fair Value

Equity Mutual Funds — (continued)
233,463		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$2,003,109
286,269		Great-West Putnam Equity Income Fund Initial Class(a)	3,987,730
294,313		Great-West Real Estate Index Fund Initial Class(a)	2,940,189
38,252		Great-West Small Cap Growth Fund Initial Class(a)	833,892
201,219		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,982,125
51,622		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,137,233

TOTAL EQUITY MUTUAL FUNDS — 45.50%
(Cost $26,601,725)			$30,136,334

Account Balance

FIXED INTEREST CONTRACT
14,443,101	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	14,443,101

TOTAL FIXED INTEREST CONTRACT — 21.81%
(Cost $14,443,101)			$14,443,101

TOTAL INVESTMENTS — 100.02%
(Cost $62,969,217)			$66,240,459

OTHER ASSETS & LIABILITIES — (0.02)%			$(14,615)

TOTAL NET ASSETS — 100.00%			$66,225,844

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
723,797	Great-West Federated Bond Fund Initial Class(a)	$7,563,677
610,839	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,380,714
445,537	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,804,882
1,070,382	Great-West Templeton Global Bond Fund Initial Class(a)	10,254,261
672,678	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	7,937,605

TOTAL BOND MUTUAL FUNDS — 23.76%
(Cost $38,377,519)		$37,941,139

EQUITY MUTUAL FUNDS
524,582	Great-West American Century Growth Fund Initial Class(a)	6,552,033
1,238,395	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	15,145,574
225,514	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,690,379
97,838	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,697,404
614,903	Great-West MFS International Growth Fund Initial Class(a)	7,778,527
1,419,013	Great-West MFS International Value Fund Initial Class(a)	15,765,232

Shares		Fair Value

Equity Mutual Funds — (continued)
767,024	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$6,581,068
952,058	Great-West Putnam Equity Income Fund Initial Class(a)	13,262,169
629,376	Great-West Real Estate Index Fund Initial Class(a)	6,287,461
124,906	Great-West Small Cap Growth Fund Initial Class(a)	2,722,942
669,434	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	13,248,087
171,495	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,778,041

TOTAL EQUITY MUTUAL FUNDS — 60.43%
(Cost $80,994,547)		$96,508,917

Account Balance

FIXED INTEREST CONTRACT
25,288,048(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	25,288,048

TOTAL FIXED INTEREST CONTRACT — 15.83%
(Cost $25,288,048)		$25,288,048

TOTAL INVESTMENTS — 100.02%
(Cost $144,660,114)		$159,738,104

OTHER ASSETS & LIABILITIES — (0.02)%		$(35,197)

TOTAL NET ASSETS — 100.00%		$159,702,907

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

BOND MUTUAL FUNDS
519,156	Great-West Federated Bond Fund Initial Class(a)	$5,425,176
438,215	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,012,313
319,821	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,731,269
767,708	Great-West Templeton Global Bond Fund Initial Class(a)	7,354,648
482,513	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	5,693,659

TOTAL BOND MUTUAL FUNDS — 17.77%
(Cost $27,496,633)		$27,217,065

EQUITY MUTUAL FUNDS
622,462	Great-West American Century Growth Fund Initial Class(a)	7,774,553
1,467,726	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	17,950,292
267,729	Great-West Invesco Small Cap Value Fund Initial Class(a)	3,194,007
116,429	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	3,209,941
731,724	Great-West MFS International Growth Fund Initial Class(a)	9,256,306
1,684,648	Great-West MFS International Value Fund Initial Class(a)	18,716,438

Shares			Fair Value

Equity Mutual Funds — (continued)
906,937		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,781,515
1,131,902		Great-West Putnam Equity Income Fund Initial Class(a)	15,767,396
526,789		Great-West Real Estate Index Fund Initial Class(a)	5,262,623
147,893		Great-West Small Cap Growth Fund Initial Class(a)	3,224,072
795,960		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	15,752,048
203,753		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,488,683

TOTAL EQUITY MUTUAL FUNDS — 73.37%
(Cost $93,535,727)			$112,377,874

Account Balance

FIXED INTEREST CONTRACT
13,610,775	(b)	Great-West Life & Annuity Contract(a) 1.55% (c)	13,610,775

TOTAL FIXED INTEREST CONTRACT — 8.88%
(Cost $13,610,775)			$13,610,775

TOTAL INVESTMENTS — 100.02%
(Cost $134,643,135)			$153,205,714

OTHER ASSETS & LIABILITIES — (0.02)%			$(33,830)

TOTAL NET ASSETS — 100.00%			$153,171,884

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2013.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of December 31, 2013

Shares		Fair Value

EQUITY MUTUAL FUNDS
464,320	Great-West American Century Growth Fund Initial Class(a)	$5,799,363
1,095,732	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	13,400,804
198,905	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,372,939
86,714	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,390,716
544,595	Great-West MFS International Growth Fund Initial Class(a)	6,889,121
1,255,933	Great-West MFS International Value Fund Initial Class(a)	13,953,416
675,259	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,793,719
845,662	Great-West Putnam Equity Income Fund Initial Class(a)	11,780,065

Shares		Fair Value

Equity Mutual Funds — (continued)
243,493	Great-West Real Estate Index Fund Initial Class(a)	$2,432,494
109,853	Great-West Small Cap Growth Fund Initial Class(a)	2,394,794
594,335	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	11,761,893
152,028	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	3,349,180

TOTAL EQUITY MUTUAL FUNDS — 100.02%
(Cost $70,375,691)		$82,318,504

TOTAL INVESTMENTS — 100.02%
(Cost $70,375,691)		$82,318,504

OTHER ASSETS & LIABILITIES — (0.02)%		$(17,920)

TOTAL NET ASSETS — 100.00%		$82,300,584

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Financial Statements

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$38,760,025	$66,240,459	$159,738,104
Subscriptions receivable	118,162	23,713	53,854
Receivable for investments sold	–	24,365	3,091

Total Assets	38,878,187	66,288,537	159,795,049

LIABILITIES:
Payable to investment adviser	8,584	14,615	35,197
Redemptions payable	12,851	48,078	56,945
Payable for investments purchased	105,311	–	–

Total Liabilities	126,746	62,693	92,142

NET ASSETS	$38,751,441	$66,225,844	$159,702,907

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$455,256	$732,480	$1,704,137
Paid-in capital in excess of par	43,117,408	72,041,290	189,883,075
Net unrealized appreciation on investments	861,491	3,271,242	15,077,990
Undistributed net investment income	378,351	688,805	728,192
Accumulated net realized loss on investments	(6,061,065)	(10,507,973)	(47,690,487)

NET ASSETS	$38,751,441	$66,225,844	$159,702,907

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	4,552,564	7,324,798	17,041,367
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.51	$9.04	$9.37

(a) Cost of investments, affiliated	$37,898,534	$62,969,217	$144,660,114

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

ASSETS:
Investments at fair value, affiliated(a)	$153,205,714	$82,318,504
Subscriptions receivable	38,012	21,312
Receivable for investments sold	–	2,883

Total Assets	153,243,726	82,342,699

LIABILITIES:
Payable to investment adviser	33,830	17,920
Redemptions payable	24,813	24,195
Payable for investments purchased	13,199	–

Total Liabilities	71,842	42,115

NET ASSETS	$153,171,884	$82,300,584

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,505,205	$748,786
Paid-in capital in excess of par	184,294,367	94,117,520
Net unrealized appreciation on investments	18,562,579	11,942,813
Undistributed net investment income	2,782,093	1,700,646
Accumulated net realized loss on investments	(53,972,360)	(26,209,181)

NET ASSETS	$153,171,884	$82,300,584

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	15,052,049	7,487,863

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$10.18	$10.99

(a) Cost of investments, affiliated	$134,643,135	$70,375,691

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$128,291	$202,192	$377,723
Dividends, affiliated	919,548	1,713,120	4,793,869

Total Income	1,047,839	1,915,312	5,171,592

EXPENSES:
Management fees	94,772	152,765	393,332

Total Expenses	94,772	152,765	393,332

NET INVESTMENT INCOME	953,067	1,762,547	4,778,260

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	1,375,928	2,288,555	8,234,748
Realized gain distributions received, affiliated	680,762	1,736,447	5,602,360

Net Realized Gain on Investments	2,056,690	4,025,002	13,837,108

Net change in unrealized appreciation (depreciation) on investments	(294,061)	1,031,470	4,714,087

Net Realized and Unrealized Gain on Investments	1,762,629	5,056,472	18,551,195

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,715,696	$6,819,019	$23,329,455

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

	Great-West Moderately Aggressive Profile I Fund	Great-West Aggressive Profile I Fund

INVESTMENT INCOME:
Interest, affiliated	$200,110	$–
Dividends, affiliated	5,137,527	3,244,092

Total Income	5,337,637	3,244,092

EXPENSES:
Management fees	370,553	189,667

Total Expenses	370,553	189,667

NET INVESTMENT INCOME	4,967,084	3,054,425

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	10,618,548	6,707,642
Realized gain distributions received, affiliated	6,557,675	4,775,081

Net Realized Gain on Investments	17,176,223	11,482,723

Net change in unrealized appreciation on investments	4,923,274	4,435,802

Net Realized and Unrealized Gain on Investments	22,099,497	15,918,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,066,581	$18,972,950

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Conservative Profile I Fund	2013	2012

OPERATIONS:
Net investment income	$953,067	$750,615
Net realized gain on investments	2,056,690	739,483
Net change in unrealized appreciation (depreciation) on investments	(294,061)	1,316,242

Net Increase in Net Assets Resulting from Operations	2,715,696	2,806,340

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(183,095)
From net investment income	(807,495)	(667,233)
From net realized gains	(1,176,584)	(437,117)

Total Distributions	(1,984,079)	(1,287,445)

CAPITAL SHARE TRANSACTIONS:
Shares sold	11,085,673	10,205,915
Shares issued in reinvestment of distributions	1,984,079	1,287,445
Shares redeemed	(9,757,385)	(10,340,373)

Net Increase in Net Assets Resulting from Capital Share Transactions	3,312,367	1,152,987

Total Increase in Net Assets	4,043,984	2,671,882

NET ASSETS:
Beginning of year	34,707,457	32,035,575

End of year(a)	$38,751,441	$34,707,457

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,285,259	1,224,870
Shares issued in reinvestment of distributions	233,578	155,691
Shares redeemed	(1,124,756)	(1,250,202)

Net Increase	394,081	130,359

(a) Including undistributed net investment income:	$378,351	$232,779

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Moderately Conservative Profile I Fund	2013	2012

OPERATIONS:
Net investment income	$1,762,547	$1,031,401
Net realized gain on investments	4,025,002	1,547,346
Net change in unrealized appreciation on investments	1,031,470	2,563,935

Net Increase in Net Assets Resulting from Operations	6,819,019	5,142,682

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(180,649)
From net investment income	(1,376,234)	(935,522)
From net realized gains	(2,122,427)	(523,155)

Total Distributions	(3,498,661)	(1,639,326)

CAPITAL SHARE TRANSACTIONS:
Shares sold	18,494,451	14,605,970
Shares issued in reinvestment of distributions	3,498,661	1,639,326
Shares redeemed	(13,751,162)	(13,850,598)

Net Increase in Net Assets Resulting from Capital Share Transactions	8,241,950	2,394,698

Total Increase in Net Assets	11,562,308	5,898,054

NET ASSETS:
Beginning of year	54,663,536	48,765,482

End of year(a)	$66,225,844	$54,663,536

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,056,714	1,736,871
Shares issued in reinvestment of distributions	388,676	194,436
Shares redeemed	(1,516,273)	(1,656,510)

Net Increase	929,117	274,797

(a) Including undistributed net investment income:	$688,805	$302,492

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Moderate Profile I Fund	2013	2012

OPERATIONS:
Net investment income	$4,778,260	$2,433,554
Net realized gain on investments	13,837,108	13,368,449
Net change in unrealized appreciation on investments	4,714,087	3,469,922

Net Increase in Net Assets Resulting from Operations	23,329,455	19,271,925

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(3,128,685)
From net investment income	(5,015,971)	–
From net realized gains	(5,764,143)	(6,916,875)

Total Distributions	(10,780,114)	(10,045,560)

CAPITAL SHARE TRANSACTIONS:
Shares sold	24,905,456	26,133,450
Shares issued in reinvestment of distributions	10,780,114	10,045,560
Shares redeemed	(36,737,152)	(75,462,740)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,051,582)	(39,283,730)

Total Increase (Decrease) in Net Assets	11,497,759	(30,057,365)

NET ASSETS:
Beginning of year	148,205,148	178,262,513

End of year(a)	$159,702,907	$148,205,148

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,672,810	2,964,296
Shares issued in reinvestment of distributions	1,154,826	1,168,213
Shares redeemed	(3,913,228)	(8,556,483)

Net Decrease	(85,592)	(4,423,974)

(a) Including undistibuted net investment income	$728,192	$965,903

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Moderately Aggressive Profile I Fund	2013	2012

OPERATIONS:
Net investment income	$4,967,084	$1,898,051
Net realized gain on investments	17,176,223	10,111,762
Net change in unrealized appreciation on investments	4,923,274	4,933,793

Net Increase in Net Assets Resulting from Operations	27,066,581	16,943,606

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(1,398,195)
From net investment income	(2,487,577)	(578,017)
From net realized gains	(7,089,713)	(1,420,895)

Total Distributions	(9,577,290)	(3,397,107)

CAPITAL SHARE TRANSACTIONS:
Shares sold	22,972,605	20,123,300
Shares issued in reinvestment of distributions	9,577,290	3,397,107
Shares redeemed	(30,808,147)	(35,938,472)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,741,748	(12,418,065)

Total Increase in Net Assets	19,231,039	1,128,434

NET ASSETS:
Beginning of year	133,940,845	132,812,411

End of year(a)	$153,171,884	$133,940,845

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	2,317,893	2,290,934
Shares issued in reinvestment of distributions	946,409	384,561
Shares redeemed	(3,059,267)	(4,158,749)

Net Increase (Decrease)	205,035	(1,483,254)

(a) Including undistributed net investment income:	$2,782,093	$302,586

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

Great-West Aggressive Profile I Fund	2013	2012

OPERATIONS:
Net investment income	$3,054,425	$538,781
Net realized gain on investments	11,482,723	6,498,194
Net change in unrealized appreciation on investments	4,435,802	2,944,832

Net Increase in Net Assets Resulting from Operations	18,972,950	9,981,807

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(410,782)
From net investment income	(1,353,779)	(127,987)
From net realized gains	(5,766,625)	(410,794)

Total Distributions	(7,120,404)	(949,563)

CAPITAL SHARE TRANSACTIONS:
Shares sold	12,584,592	12,335,051
Shares issued in reinvestment of distributions	7,120,404	949,563
Shares redeemed	(15,202,481)	(21,316,403)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,502,515	(8,031,789)

Total Increase in Net Assets	16,355,061	1,000,455

NET ASSETS:
Beginning of year	65,945,523	64,945,068

End of year(a)	$82,300,584	$65,945,523

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,179,628	1,380,935
Shares issued in reinvestment of distributions	650,667	103,869
Shares redeemed	(1,403,673)	(2,406,239)

Net Increase (Decrease)	426,622	(921,435)

(a) Including undistributed net investment income:	$1,700,646	$0

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2013

Great-West Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$2,715,696
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(17,662,664)
Proceeds from sale of investments	14,827,557
Increase in accrued interest on Great-West Life & Annuity Contract	(128,291)
Net realized gain on investments	(1,375,928)
Net change in unrealized depreciation on investments	294,061
Increase in payable to investment adviser	1,282
Increase in payable for investments purchased	89,544

Net Cash Provided by Operating Activities	(1,238,743)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	10,983,828
Payment on shares redeemed	(9,745,085)

Net Cash Used in Financing Activities	1,238,743

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$1,984,079

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2013

Great-West Moderately Conservative Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$6,819,019
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(28,418,559)
Proceeds from sale of investments	20,375,310
Increase in accrued interest on Great-West Life & Annuity Contract	(202,192)
Net realized gain on investments	(2,288,555)
Net change in unrealized appreciation on investments	(1,031,470)
Increase in receivable for investments sold	(13,499)
Increase in payable to investment adviser	3,159

Net Cash Provided by Operating Activities	(4,756,787)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	18,490,883
Payment on shares redeemed	(13,734,096)

Net Cash Used in Financing Activities	4,756,787

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$3,498,661

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Cash Flows

As of December 31, 2013

Great-West Moderate Profile I Fund

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$23,329,455
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investments	(48,526,012)
Proceeds from sale of investments	50,350,832
Increase in accrued interest on Great-West Life & Annuity Contract	(377,723)
Net realized gain on investments	(8,234,748)
Net change in unrealized appreciation on investments	(4,714,087)
Increase in receivable for investments sold	(3,091)
Increase in payable to investment adviser	3,979
Decrease in payable for investments purchased	(31,797)

Net Cash Provided by Operating Activities	11,796,808

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	24,894,613
Payment on shares redeemed	(36,691,421)

Net Cash Used in Financing Activities	(11,796,808)

Net Increase in Cash	0

CASH:
Beginning of year	0

End of year	$0

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Noncash financing activities not included herein consist of reinvestment of distributions:	$10,780,114

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Conservative Profile I Fund - Initial Class	2013		2012		2011	2010	2009

NET ASSET VALUE, BEGINNING OF YEAR	$8.35		$7.95		$8.38	$9.39	$8.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(a)	0.20	(a)	0.18	0.20	0.25
Net realized and unrealized gain (loss)	0.39		0.52		(0.10)	0.60	1.39

Total From Investment Operations	0.61		0.72		0.08	0.80	1.64

LESS DISTRIBUTIONS:
From return of capital	–		(0.04)		(0.01)	–	–
From net investment income	(0.18)		(0.17)		(0.17)	(0.20)	(0.26)
From net realized gains	(0.27)		(0.11)		(0.33)	(1.61)	(0.17)

Total Distributions	(0.45)		(0.32)		(0.51)	(1.81)	(0.43)

NET ASSET VALUE, END OF YEAR	$8.51		$8.35		$7.95	$8.38	$9.39

TOTAL RETURN(b)	7.55%		9.02%		1.06%	8.73%	20.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$38,751		$34,707		$32,036	$28,098	$52,967
Ratio of expenses to average net assets(c)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(c)	2.51%		2.35%		2.62%	2.00%	2.67%
Portfolio turnover rate	39%		30%		29%	40%	33%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Moderately Conservative Profile I Fund - Initial Class	2013		2012		2011	2010	2009

NET ASSET VALUE, BEGINNING OF YEAR	$8.55		$7.97		$8.62	$9.15	$7.83
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	(a)	0.17	(a)	0.18	0.15	0.17
Net realized and unrealized gain (loss)	0.73		0.67		(0.19)	0.75	1.54

Total From Investment Operations	0.99		0.84		(0.01)	0.90	1.71

LESS DISTRIBUTIONS:
From return of capital	–		(0.03)		–	–	–
From net investment income	(0.20)		(0.15)		(0.15)	(0.15)	(0.18)
From net realized gains	(0.30)		(0.08)		(0.49)	(1.28)	(0.21)

Total Distributions	(0.50)		(0.26)		(0.64)	(1.43)	(0.39)

NET ASSET VALUE, END OF YEAR	$9.04		$8.55		$7.97	$8.62	$9.15

TOTAL RETURN(b)	11.83%		10.59%		(0.07%)	10.04%	22.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$66,226		$54,664		$48,765	$44,292	$70,893
Ratio of expenses to average net assets(c)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(c)	2.88%		2.07%		2.26%	1.51%	1.96%
Portfolio turnover rate	33%		30%		35%	43%	31%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Moderate Profile I Fund - Initial Class	2013		2012		2011	2010	2009

NET ASSET VALUE, BEGINNING OF YEAR	$8.65		$8.27		$9.23	$9.17	$7.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.28	(a)	0.14	(a)	0.16	0.12	0.13
Net realized and unrealized gain (loss)	1.11		0.86		(0.28)	0.92	1.72

Total From Investment Operations	1.39		1.00		(0.12)	1.04	1.85

LESS DISTRIBUTIONS:
From return of capital	–		(0.18)		–	–	–
From net investment income	(0.31)		(0.01)		(0.13)	(0.12)	(0.14)
From net realized gains	(0.36)		(0.43)		(0.71)	(0.86)	(0.22)

Total Distributions	(0.67)		(0.62)		(0.84)	(0.98)	(0.36)

NET ASSET VALUE, END OF YEAR	$9.37		$8.65		$8.27	$9.23	$9.17

TOTAL RETURN(b)	16.16%		12.25%		(1.26%)	11.54%	24.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$159,703		$148,205		$178,263	$182,012	$294,910
Ratio of expenses to average net assets(c)	0.25%		0.25%		0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(c)	3.04%		1.62%		1.82%	1.21%	1.54%
Portfolio turnover rate	31%		24%		32%	32%	26%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West Moderately Aggressive Profile I Fund - Initial Class	2013		2012		2011		2010	2009

NET ASSET VALUE, BEGINNING OF YEAR	$9.02		$8.13		$9.15		$8.85	$7.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(a)	0.13	(a)	0.13		0.11	0.12
Net realized and unrealized gain (loss)	1.50		1.00		(0.33)		1.04	1.90

Total From Investment Operations	1.83		1.13		(0.20)		1.15	2.02

LESS DISTRIBUTIONS:
From return of capital	–		(0.09)		(0.00)	(b)	–	–
From net investment income	(0.17)		(0.05)		(0.12)		(0.11)	(0.13)
From net realized gains	(0.50)		(0.10)		(0.70)		(0.74)	(0.18)

Total Distributions	(0.67)		(0.24)		(0.82)		(0.85)	(0.31)

NET ASSET VALUE, END OF YEAR	$10.18		$9.02		$8.13		$9.15	$8.85

TOTAL RETURN(c)	20.41%		13.89%		(2.16%)		13.16%	28.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$153,172		$133,941		$132,812		$138,164	$275,109
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%		0.25%	0.25%
Ratio of net investment income to average net assets(d)	3.35%		1.47%		1.52%		1.08%	1.47%
Portfolio turnover rate	29%		28%		35%		27%	24%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011		2010	2009
Great-West Aggressive Profile I Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.34		$8.14		$9.19		$8.18	$6.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.43	(a)	0.08	(a)	0.09		0.06	0.06
Net realized and unrealized gain (loss)	2.26		1.26		(0.50)		1.21	2.00

Total From Investment Operations	2.69		1.34		(0.41)		1.27	2.06

LESS DISTRIBUTIONS:
From return of capital	–		(0.06)		(0.00)	(b)	–	–
From net investment income	(0.20)		(0.02)		(0.09)		(0.06)	(0.06)
From net realized gains	(0.84)		(0.06)		(0.55)		(0.20)	(0.11)

Total Distributions	(1.04)		(0.14)		(0.64)		(0.26)	(0.17)

NET ASSET VALUE, END OF YEAR	$10.99		$9.34		$8.14		$9.19	$8.18

TOTAL RETURN(c)	28.85%		16.45%		(4.41%)		15.55%	33.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$82,301		$65,946		$64,945		$68,514	$115,560
Ratio of expenses to average net assets(d)	0.25%		0.25%		0.25%		0.25%	0.25%
Ratio of net investment income to average net assets(d)	4.03%		0.85%		0.78%		0.57%	0.68%
Portfolio turnover rate	27%		32%		35%		29%	23%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Amount was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

Each of the Funds offer two share classes, referred to as Inital Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Annual Report - December 31, 2013

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances. A Statement of Cash Flows is included for the Funds considered to have a substantial percentage of investments not classified as a Level 1 or Level 2.

As of December 31, 2013, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2013:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2013	$7,784,993	$12,009,347	$23,638,279	$11,976,176
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	128,290	202,192	377,722	200,111
Purchases	2,403,954	4,332,226	5,737,689	3,883,273
Sales	(1,644,304)	(2,100,664)	(4,465,642)	(2,448,785)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, December 31, 2013	$8,672,933	$14,443,101	$25,288,048	$13,610,775

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of December 31, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Annual Report - December 31, 2013

As of and during the year ended December 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: disallowed losses and distribution adjustments. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by each Fund.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Great-West Conservative Profile I Fund
Distributions paid from:
Ordinary income	$807,495	$862,343
Long-term capital gain	1,176,584	242,007
Return of capital	–	183,095

	$1,984,079	$1,287,445

	2013	2012
Great-West Moderately Conservative Profile I Fund
Distributions paid from:
Ordinary income	$1,376,234	$1,297,874
Long-term capital gain	2,122,427	160,803
Return of capital	–	180,649

	$3,498,661	$1,639,326

	2013	2012
Great-West Moderate Profile I Fund
Distributions paid from:
Ordinary income	$5,015,971	$3,485,455
Long-term capital gain	5,764,143	3,431,420
Return of capital	–	3,128,685

	$10,780,114	$10,045,560

	2013	2012
Great-West Moderately Aggressive Profile I Fund
Distributions paid from:
Ordinary income	$2,487,577	$1,998,912
Long-term capital gain	7,089,713	–
Return of capital	–	1,398,195

	$9,577,290	$3,397,107

Annual Report - December 31, 2013

	2013	2012
Great-West Aggressive Profile I Fund
Distributions paid from:
Ordinary income	$1,353,779	$538,781
Long-term capital gain	5,766,625	–
Return of capital	–	410,782

	$7,120,404	$949,563

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Great-West Conservative Profile I Fund
Undistributed ordinary income	$	223,164
Undistributed capital gains		599,271

Net accumulated earnings		822,435

Net unrealized depreciation on investments		(5,643,658)
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	(4,821,223)

Great-West Moderately Conservative Profile I Fund
Undistributed ordinary income	$	487,144
Undistributed capital gains		1,576,599

Net accumulated earnings		2,063,743

Net unrealized depreciation on investments		(8,611,669)
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	(6,547,926)

Great-West Moderate Profile I Fund
Undistributed ordinary income	$	84,256
Undistributed capital gains		6,672,261

Net accumulated earnings		6,756,517

Net unrealized depreciation on investments		(38,640,822)
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	(31,884,305)

Great-West Moderately Aggressive Profile I Fund
Undistributed ordinary income	$	2,580,369
Undistributed capital gains		5,949,069

Net accumulated earnings		8,529,438

Net unrealized depreciation on investments		(41,157,126)
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	(32,627,688)

Great-West Aggressive Profile I Fund
Undistributed ordinary income	$	1,700,647
Undistributed capital gains		4,041,767

Net accumulated earnings		5,742,414

Net unrealized depreciation on investments		(18,308,136)
Capital loss carryforward		–
Post-October losses		–

Tax composition of capital	$	(12,565,722)

Annual Report - December 31, 2013

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2013, Great-West Moderately Aggressive utilized $2,578,216 and had no unused capital loss carryforwards for federal income tax purposes.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Annual Report - December 31, 2013

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	57,214	$1,049,789	$227,235	$586,010	$140,821	$18,435	$714,606
Great-West Federated Bond Fund Initial Class	302,054	3,631,295	974,996	1,244,963	42,363	67,965	3,156,470
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	135,585	1,980,017	647,244	945,795	319,501	209,944	1,658,204
Great-West Invesco Small Cap Value Fund Initial Class	24,849	—	387,047	76,677	3,614	24,100	296,448
Great-West Life & Annuity Contract	8,672,933	7,784,993	2,403,954	1,644,304	—	128,290	8,672,933
Great-West Loomis Sayles Bond Fund Initial Class	253,723	—	3,885,524	398,894	(6,681)	99,163	3,481,077
Great-West Loomis Sayles Small Cap Value Fund Initial Class	10,717	—	349,208	65,923	4,226	1,680	295,479
Great-West MFS International Growth Fund Initial Class	67,039	818,838	258,621	292,864	43,376	8,012	848,042
Great-West MFS International Value Fund Initial Class	153,987	1,622,274	415,438	526,608	193,613	36,447	1,710,801
Great-West Multi-Manager Large Cap Growth Fund Initial Class	84,490	1,055,587	364,143	674,371	69,420	10,279	724,924
Great-West Putnam Equity Income Fund Initial Class	103,720	1,743,595	381,497	781,743	269,853	27,041	1,444,817
Great-West Putnam High Yield Bond Fund Initial Class	185,303	2,078,303	471,985	961,052	62,235	86,812	1,582,488
Great-West Real Estate Index Fund Initial Class	193,256	—	2,797,918	580,935	(71,325)	78,809	1,930,629
Great-West Short Duration Bond Fund Initial Class	241,538	2,249,219	731,952	434,697	20,583	45,996	2,504,749
Great-West Small Cap Growth Fund Initial Class	13,906	—	402,611	77,685	9,834	24,474	303,148
Great-West T. Rowe Price Equity Income Fund Initial Class	72,845	1,742,963	368,564	739,152	279,829	27,495	1,441,598
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	18,703	469,976	114,054	232,850	48,054	197	412,016
Great-West Templeton Global Bond Fund Initial Class	445,703	3,640,916	1,307,324	587,695	18,957	65,775	4,269,836
Great-West U.S. Government Mortgage Securities Fund Initial Class	280,658	4,846,995	1,173,351	2,599,411	(72,345)	86,925	3,311,760

					$1,375,928	$1,047,839	$38,760,025

Annual Report - December 31, 2013

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	157,901	$2,731,505	$654,791	$1,513,924	$330,298	$50,442	$1,972,189
Great-West Federated Bond Fund Initial Class	413,312	4,923,144	1,480,017	1,839,183	31,331	90,273	4,319,110
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	374,427	3,463,844	1,927,287	859,623	387,724	578,677	4,579,241
Great-West Invesco Small Cap Value Fund Initial Class	68,481	825,819	374,119	400,738	104,303	65,752	816,981
Great-West Life & Annuity Contract	11,421,986	12,009,347	4,332,226	2,100,664	—	202,192	14,443,101
Great-West Loomis Sayles Bond Fund Initial Class	348,896	—	5,120,285	326,603	(3,913)	131,494	4,786,858
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,574	826,098	265,767	310,125	146,866	4,544	815,366
Great-West MFS International Growth Fund Initial Class	184,544	2,017,443	730,682	560,070	128,304	22,085	2,334,479
Great-West MFS International Value Fund Initial Class	426,085	4,005,376	1,097,154	990,486	381,254	100,861	4,733,800
Great-West Multi-Manager Large Cap Growth Fund Initial Class	233,463	2,741,472	986,370	1,866,790	(31,456)	28,417	2,003,109
Great-West Putnam Equity Income Fund Initial Class	286,269	3,549,542	1,033,084	1,042,766	347,420	71,970	3,987,730
Great-West Putnam High Yield Bond Fund Initial Class	254,491	2,726,979	664,849	1,212,757	80,933	113,731	2,173,353
Great-West Real Estate Index Fund Initial Class	294,313	—	4,057,994	679,660	(81,207)	118,984	2,940,189
Great-West Small Cap Growth Fund Initial Class	38,252	—	1,076,265	181,902	21,793	67,267	833,892
Great-West T. Rowe Price Equity Income Fund Initial Class	201,219	3,543,151	1,015,732	926,294	393,979	73,086	3,982,125
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	51,622	908,788	304,029	224,110	82,540	543	1,137,233
Great-West Templeton Global Bond Fund Initial Class	610,538	4,932,997	1,696,119	659,484	37,209	86,768	5,848,950
Great-West U.S. Government Mortgage Securities Fund Initial Class	384,131	5,469,488	1,601,789	2,391,576	(68,823)	108,226	4,532,753

					$2,288,555	$1,915,312	$66,240,459

Annual Report - December 31, 2013

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	524,582	$8,879,081	$989,657	$3,859,790	$834,141	$169,730	$6,552,033
Great-West Federated Bond Fund Initial Class	723,797	10,359,905	1,759,227	4,029,087	93,211	170,444	7,563,677
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,238,395	9,624,266	7,709,549	1,783,476	1,452,514	1,934,192	15,145,574
Great-West Invesco Small Cap Value Fund Initial Class	225,514	2,239,865	897,328	510,904	244,352	220,103	2,690,379
Great-West Life & Annuity Contract	25,288,048	23,638,279	5,737,689	4,465,642	—	377,722	25,288,048
Great-West Loomis Sayles Bond Fund Initial Class	610,839	—	9,126,530	722,663	(13,922)	238,318	8,380,714
Great-West Loomis Sayles Small Cap Value Fund Initial Class	97,838	2,245,090	594,155	383,103	270,780	15,374	2,697,404
Great-West MFS International Growth Fund Initial Class	614,903	7,965,438	1,109,215	1,791,723	487,581	73,602	7,778,527
Great-West MFS International Value Fund Initial Class	1,419,013	15,793,561	1,201,402	3,058,097	1,851,454	335,701	15,765,232
Great-West Multi-Manager Large Cap Growth Fund Initial Class	767,024	8,916,597	2,157,961	5,284,403	(461,592)	94,794	6,581,068
Great-West Putnam Equity Income Fund Initial Class	952,058	11,842,355	1,414,902	1,962,943	653,978	247,835	13,262,169
Great-West Putnam High Yield Bond Fund Initial Class	445,537	4,438,314	688,921	1,360,448	72,378	200,964	3,804,882
Great-West Real Estate Index Fund Initial Class	629,376	—	8,615,895	1,304,263	(153,597)	257,467	6,287,461
Great-West Small Cap Growth Fund Initial Class	124,906	4,492,713	1,011,543	2,277,592	1,138,344	223,207	2,722,942
Great-West T. Rowe Price Equity Income Fund Initial Class	669,434	11,824,633	1,552,875	1,797,336	774,869	252,071	13,248,087
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	171,495	5,194,896	415,403	1,953,917	1,011,333	1,807	3,778,041
Great-West Templeton Global Bond Fund Initial Class	1,070,382	10,419,169	1,669,798	1,556,370	98,198	160,389	10,254,261
Great-West U.S. Government Mortgage Securities Fund Initial Class	672,678	10,362,204	1,873,965	4,014,327	(119,274)	197,872	7,937,605

					$8,234,748	$5,171,592	$159,738,104

Annual Report - December 31, 2013

Great-West Moderately Aggressive Profile I Fund

Affiliate	Shares Held/Account Balance 12/31/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	622,462	$8,685,839	$1,209,675	$2,867,906	$645,406	$201,127	$7,774,553
Great-West Federated Bond Fund Initial Class	519,156	6,681,606	1,618,276	2,531,202	47,153	118,942	5,425,176
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,467,726	16,947,342	4,038,711	2,502,819	2,869,833	2,294,601	17,950,292
Great-West Invesco Small Cap Value Fund Initial Class	267,729	3,387,719	893,797	969,971	625,985	261,346	3,194,007
Great-West Life & Annuity Contract	13,610,775	11,976,176	3,883,273	2,448,785	—	200,111	13,610,775
Great-West Loomis Sayles Bond Fund Initial Class	438,215	—	6,574,324	546,056	(9,001)	169,812	6,012,313
Great-West Loomis Sayles Small Cap Value Fund Initial Class	116,429	3,401,433	516,115	708,790	734,548	18,229	3,209,941
Great-West MFS International Growth Fund Initial Class	731,724	8,579,749	1,563,166	1,388,235	602,575	87,439	9,256,306
Great-West MFS International Value Fund Initial Class	1,684,648	16,928,939	2,119,392	2,593,534	1,850,406	397,920	18,716,438
Great-West Multi-Manager Large Cap Growth Fund Initial Class	906,937	8,702,591	2,578,655	4,138,256	(423,422)	112,472	7,781,515
Great-West Putnam Equity Income Fund Initial Class	1,131,902	11,356,746	4,054,924	1,699,597	606,128	292,496	15,767,396
Great-West Putnam High Yield Bond Fund Initial Class	319,821	4,010,192	743,397	2,007,994	120,604	152,482	2,731,269
Great-West Real Estate Index Fund Initial Class	526,789	—	7,188,536	1,066,898	(129,150)	214,968	5,262,623
Great-West Small Cap Growth Fund Initial Class	147,893	4,080,739	1,213,828	1,574,209	1,048,446	265,162	3,224,072
Great-West T. Rowe Price Equity Income Fund Initial Class	795,960	11,336,021	4,146,194	949,291	1,245,274	297,401	15,752,048
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	203,753	4,482,029	493,784	808,695	752,172	2,147	4,488,683
Great-West Templeton Global Bond Fund Initial Class	767,708	6,726,559	1,698,864	826,568	109,228	113,174	7,354,648
Great-West U.S. Government Mortgage Securities Fund Initial Class	482,513	6,685,365	1,696,831	2,489,651	(77,637)	137,808	5,693,659

					$10,618,548	$5,337,637	$153,205,714

Annual Report - December 31, 2013

Great-West Aggressive Profile I Fund

Affiliate	Shares Held 12/31/2013		Fair Value 12/31/2012		Purchase Cost		Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Fair Value 12/31/2013
Great-West American Century Growth Fund Initial Class	464,320	$	5,616,844	$	1,113,550	$	1,504,406	$	332,695	$	149,325	$	5,799,363
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,095,732		12,110,114		3,170,680		1,557,970		1,942,635		1,712,047		13,400,804
Great-West Invesco Small Cap Value Fund Initial Class	198,905		2,649,734		699,492		879,986		497,489		193,205		2,372,939
Great-West Loomis Sayles Small Cap Value Fund Initial Class	86,714		2,649,663		426,340		667,129		583,082		13,437		2,390,716
Great-West MFS International Growth Fund Initial Class	544,595		5,948,908		1,515,364		1,012,515		348,158		65,205		6,889,121
Great-West MFS International Value Fund Initial Class	1,255,933		11,794,741		2,460,784		2,211,493		1,026,812		296,700		13,953,416
Great-West Multi-Manager Large Cap Growth Fund Initial Class	675,259		5,616,563		2,031,641		2,105,501		(200,099)		83,885		5,793,719
Great-West Putnam Equity Income Fund Initial Class	845,662		6,584,622		4,901,762		980,977		351,961		214,628		11,780,065
Great-West Real Estate Index Fund Initial Class	243,493		—		3,221,275		395,548		(54,396)		98,786		2,432,494
Great-West Small Cap Growth Fund Initial Class	109,853		3,318,247		976,670		1,378,575		973,752		197,326		2,394,794
Great-West T. Rowe Price Equity Income Fund Initial Class	594,335		6,581,072		4,949,995		764,096		503,142		217,957		11,761,893
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	152,028		3,088,934		446,812		532,910		402,411		1,591		3,349,180

								$	6,707,642	$	3,244,092	$	82,318,504

3. PURCHASES & SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments were as follows:

	Purchases	Sales
Great-West Conservative Profile I Fund	$ 17,662,664	$ 14,827,557
Great-West Moderately Conservative Profile I Fund	28,418,559	20,375,310
Great-West Moderate Profile I Fund	48,526,012	50,350,831
Great-West Moderately Aggressive Profile I Fund	46,231,742	42,737,006
Great-West Aggressive Profile I Fund	25,914,365	20,698,747

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of December 31, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Great-West Conservative Profile I Fund	$44,403,683	$638,764	$(6,282,422)	$(5,643,658)
Great-West Moderately Conservative Profile I Fund	74,852,128	1,482,064	(10,093,733)	(8,611,669)
Great-West Moderate Profile I Fund	198,378,926	5,961,778	(44,602,600)	(38,640,822)
Great-West Moderately Aggressive Profile I Fund	194,362,840	4,927,751	(46,084,877)	(41,157,126)
Great-West Aggressive Profile I Fund	100,626,640	2,941,730	(21,249,866)	(18,308,136)

Annual Report - December 31, 2013

5. TAX INFORMATION (unaudited)

The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:

	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West Conservative Profile I Fund	$3,664	$62,357
Great-West Moderately Conservative Profile I Fund	10,120	172,282
Great-West Moderate Profile I Fund	33,709	573,841
Great-West Moderately Aggressive Profile I Fund	40,049	681,716
Great-West Aggressive Profile I Fund	29,841	507,988

Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, the following are the percentages that qualify for the dividend received deduction available to each Fund’s corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West Conservative Profile I Fund	11%
Great-West Moderately Conservative Profile I Fund	15%
Great-West Moderate Profile I Fund	19%
Great-West Moderately Aggressive Profile I Fund	22%
Great-West Aggressive Profile I Fund	27%

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund, and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds), of Great-West Funds, Inc. as of December 31, 2013, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with transfer agent and mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Funds as of December 31, 2013, and the results of their operations, their cash flows, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the Funds have investments in a contract issued by an affiliate, the value of which has been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road,	Assistant Vice President, Counsel & Secretary	Since 2010	Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West	N/A	N/A

Greenwood Village, CO 80111 1974			Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012	Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Funds’ investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Funds, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Funds (the “Independent Directors”), at meetings held on October 16, 2013 and

December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM. The same portfolio management team continues to manage the Funds’ portfolios and the management fees, investment objectives, principal investment strategies and investment policies of the Funds remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Funds approve the New Advisory Agreement. In considering the approval of the New Advisory Agreement, the Board took into account certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement.

ITEM 2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

(c)

The registrant invests a portion of its assets in a guaranteed fixed interest contract issued by an affiliated insurance company. The registrant was improperly classifying the daily interest income on the guaranteed fixed interest contract as unrealized gain rather than interest income, which impacted classification of distributions. There was no NAV impact to shareholders; the registrant’s shareholders are in tax-deferred products and, therefore, are not impacted by the distribution classification in the filing of their personal tax returns. However, the registrant’s management, the registrant’s adviser and the registrant’s auditors determined the registrant’s and the adviser’s procedures for oversight of the financial reporting related to the guaranteed fixed interest contract constituted a significant deficiency in internal controls over financial reporting. Registrant and its management have enhanced the registrant’s and the adviser’s processes related to the financial reporting of the guaranteed fixed interest contract.

ITEM 12. EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014